RISK MANAGEMENT - Foreign currency exchange rate risk (Details) kr in Thousands, $ in Thousands	Dec. 31, 2017 USD ($) $ / $ € / $ kr / $	Dec. 31, 2017 DKK (kr) $ / $ € / $ kr / $	Dec. 31, 2016 USD ($)	Dec. 31, 2016 DKK (kr)
Foreign currency exchange risk
Accounts payable	$ 56	kr 571	$ 0	kr 23
USD
Foreign currency exchange risk
Closing foreign exchange rate | $ / $	1.2550	1.2550
EUR
Foreign currency exchange risk
Closing foreign exchange rate | € / $	0.6649	0.6649
DKK
Foreign currency exchange risk
Closing foreign exchange rate | kr / $	0.2018	0.2018